STATEMENTS OF CASH FLOW (UNAUDITED) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			9 Months Ended
	Sep. 30, 2014	Oct. 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Cash flow from operating activities:
Net income (loss)	$ 13,255
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization	40,070
Amortization of deferred loan costs	1,894		2,800	3,400	3,400
Write off of deferred loan costs relating to retired debt	580
Amortization of bond discount	38
Equity-based compensation expense	2,901	1,369		412	765
Bad debt expense	402
Changes in operating assets and liabilities
Rents and other receivables, net	104
Prepaid expenses	(2,245)
Other assets	596
Accounts payable and accrued liabilities	(7,833)
Advance rents, security deposits and other liabilities	(44)
Deferred income	1,637
Net cash provided by operating activities	51,355
Cash flow from investing activities:
Acquisition of real estate	(91,064)
Additions to property and equipment	(156,008)
Net cash used for investing activities	(247,072)
Cash flow from financing activities:
Credit facility proceeds	230,500
Senior Notes proceeds	297,633
Debt repayment	(290,000)
Payment of deferred financing costs	(9,648)
Payment of cash dividend	(23,783)
Distribution to noncontrolling interest	(6,932)
Principal payments on capital lease obligation	(553)
Scheduled mortgage principal debt repayments	(1,665)
Net cash provided by financing activities	195,552
Net increase (decrease) in cash and cash equivalents	(165)
Cash and cash equivalents, beginning of period	5,210	8,232	8,232			8,232
Cash and cash equivalents, end of period	5,045	7,726	5,210	8,232
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest (excluding deferred financing costs and amounts capitalized)	4,599
Noncash investing and financing activities:
Accrued capital additions	36,381
Historical Predecessor [Member]
Cash flow from operating activities:
Net income (loss)		(152)		(9,767)	(909)	(597)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization		34,624		33,688	25,077	32,701
Amortization of deferred loan costs		2,281		3,384	3,441	2,193
Write off of deferred loan costs relating to retired debt		2,031		1,434		2,031
Equity-based compensation expense		1,382		412	765	1,305
Bad debt expense		174		(192)	328	169
Change in fair value of derivative				(307)	(4,830)
Amortization of acquired above and below-market leases, net					(960)
Gain on sale/disposal of property				(948)	544
Other					(99)
Changes in operating assets and liabilities
Rents and other receivables, net		(617)		(406)	(2,437)	(756)
Accrued interest on member advances				2,332	2,125
Prepaid expenses		(1,464)		58	(188)	(1,510)
Restricted cash		146		1,294	(679)	146
Other assets		486		(783)	(540)	291
Accounts payable and accrued liabilities		(9,234)		5,322	2,574	(4,888)
Advance rents, security deposits and other liabilities		244		(1,586)	(163)	244
Deferred income		610		1,163	327	816
Net cash provided by operating activities		30,511		35,098	24,374	32,145
Cash flow from investing activities:
Proceeds from sale of property				1,549
Acquisition of real estate		(21,174)		(63,250)		(21,174)
Additions to property and equipment		(99,701)		(133,226)	(118,746)	(102,924)
Net cash used for investing activities		(120,875)		(194,927)	(118,746)	(124,098)
Cash flow from financing activities:
Credit facility proceeds		563,500		180,000	54,000	563,500
Debt proceeds				120,000	50,000
Debt repayment		(456,994)		(216,637)		(456,994)
Payment of swap liability				(4,070)	(4,120)
Payment of deferred financing costs		(4,483)		(6,243)	(1,920)	(4,483)
Partnership distributions		(7,633)				(7,633)
Repurchase of equity awards		(13)				(13)
Principal payments on capital lease obligation		(496)		(790)	(76)	(496)
Scheduled mortgage principal debt repayments		(2,057)		(3,476)	(3,215)	(1,880)
Equity issuance costs		(1,966)		91,935		(1,776)
Net cash provided by financing activities		89,858		160,719	94,669	90,225
Net increase (decrease) in cash and cash equivalents		(506)		890	297	(1,728)
Cash and cash equivalents, beginning of period		8,232	8,232	7,342	7,045	8,232
Cash and cash equivalents, end of period		7,726		8,232	7,342	6,504
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest (excluding deferred financing costs and amounts capitalized)		15,974		21,291	18,804	14,265
Noncash investing and financing activities:
Accrued capital additions		20,939		18,789	20,493	20,939
Accrued deferred financing costs		990				990
Accrued equity issuance costs		257				447
Member advances exchanged for LP units		10,000				10,000
Qualitytech, LP [Member]
Cash flow from operating activities:
Net income (loss)	13,255		3,850	(9,767)	(909)	(597)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization	40,070		45,260	33,688	25,077	32,701
Amortization of deferred loan costs	1,894		2,777	3,384	3,441	2,193
Write off of deferred loan costs relating to retired debt	580		2,184	1,434		2,031
Amortization of bond discount	38
Equity-based compensation expense	2,901		1,960	412	765	1,305
Bad debt expense	402		545	(192)	328	169
Change in fair value of derivative				(307)	(4,830)
Amortization of acquired above and below-market leases, net					(960)
Gain on sale/disposal of property				(948)	544
Other					(99)
Changes in operating assets and liabilities
Rents and other receivables, net	104		(3,036)	(406)	(2,437)	(756)
Accrued interest on member advances				2,332	2,125
Prepaid expenses	(2,245)		(786)	58	(188)	(1,510)
Restricted cash			146	1,294	(679)	146
Other assets	596		23	(783)	(540)	291
Accounts payable and accrued liabilities	(7,833)		5,827	5,322	2,574	(4,888)
Advance rents, security deposits and other liabilities	(44)		250	(1,586)	(163)	244
Deferred income	1,637		1,146	1,163	327	816
Net cash provided by operating activities	51,355		60,146	35,098	24,374	32,145
Cash flow from investing activities:
Proceeds from sale of property				1,549
Acquisition of real estate	(91,064)		(21,174)	(63,250)		(21,174)
Additions to property and equipment	(156,008)		(147,664)	(133,226)	(118,746)	(102,924)
Net cash used for investing activities	(247,072)		(168,838)	(194,927)	(118,746)	(124,098)
Cash flow from financing activities:
Credit facility proceeds	230,500		578,000	180,000	54,000	563,500
Debt proceeds				120,000	50,000
Senior Notes proceeds	297,633
Debt repayment	(290,000)		(734,994)	(216,637)		(456,994)
Payment of swap liability				(4,070)	(4,120)
Payment of deferred financing costs	(9,648)		(5,473)	(6,243)	(1,920)	(4,483)
Payment of cash dividend	(23,783)		(7,633)
Partnership distributions	(6,932)					(7,633)
Repurchase of equity awards			(13)			(13)
Principal payments on capital lease obligation	(553)		(676)	(790)	(76)	(496)
Scheduled mortgage principal debt repayments	(1,665)		(2,416)	(3,476)	(3,215)	(1,880)
Equity issuance costs			278,875	91,935		(1,776)
Net cash provided by financing activities	195,552		105,670	160,719	94,669	90,225
Net increase (decrease) in cash and cash equivalents	(165)		(3,022)	890	297	(1,728)
Cash and cash equivalents, beginning of period	5,210	8,232	8,232	7,342	7,045	8,232
Cash and cash equivalents, end of period	5,045		5,210	8,232	7,342	6,504
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest (excluding deferred financing costs and amounts capitalized)	4,599		17,969	21,291	18,804	14,265
Noncash investing and financing activities:
Accrued capital additions	36,381		60,740	18,789	20,493	20,939
Accrued deferred financing costs			990			990
Accrued equity issuance costs			621			447
Member advances exchanged for LP units			$ 10,000			$ 10,000